BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Allowance for bad debts	$ 517,224		$ 291,672	$ 79,116
Amortization of deferred finance costs	12,712	18,859	1,031,229	26,408
Goodwill impairment			0	0
Intangible Assets [Abstract]
Impairment loss			2,344,420
Property, Plant and Equipment [Line Items]
Restricted cash	$ 1,886,887		$ 1,666,652
Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful life			3 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful life			10 years
Customer Concentration Risk [Member] | Revenue [Member]
Concentration Risk [Line Items]
Number of significant customers			1	2
Percentage of revenue				50.00%
Customer Concentration Risk [Member] | Revenue [Member] | Minimum [Member]
Concentration Risk [Line Items]
Percentage of revenue			25.00%